Reconciliation of Financial Statements to Form 5500 (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits	$ 26,920,006,265	$ 23,297,625,577	$ 20,700,854,312
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(34,479,454)	(67,414,793)
Net assets available for benefits per Form 5500	26,885,526,811	23,230,210,784
Net increase in net assets available for benefits per the financial statements	3,622,380,688	2,596,771,265
Prior year adjustment from contract value to fair value for fully benefit-responsive investment contracts	67,414,793	72,808,703
Current year adjustment from contract value to fair value for fully benefit-responsive investment contracts	(34,479,454)	(67,414,793)
Net increase in net assets per Form 5500	$ 3,655,316,027	$ 2,602,165,175